General Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
		Nov. 23, 2022 ₪ / shares	Aug. 11, 2022	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ₪ / shares	[1]	Dec. 31, 2022 ₪ / shares shares		Dec. 08, 2022 $ / shares	Dec. 23, 2021 $ / shares	Dec. 19, 2019 $ / shares
General Information (Details) [Line Items]
Net loss				$ (17,568)	$ (19,108)	$ (17,202)
Accumulated deficit				$ 143,191
Percentage of reducing workforce				90.00%
Reverse share split ratio		1-for-20	1 for 10 to 1 for 20
Ordinary share, par value (in New Shekels per share) | ₪ / shares		₪ 48					₪ 48		₪ 48	[1]
Common stock, shares authorized (in Shares) | shares	[1]			18,000,000					18,000,000
Ordinary shares (in Dollars per share) | $ / shares											$ 1
Private Placement [Member]
General Information (Details) [Line Items]
Minimum bid price value (in Dollars per share) | $ / shares												$ 1
Ordinary shares (in Dollars per share) | $ / shares													$ 35
Check Cap [Member]
General Information (Details) [Line Items]
Nonrefundable fee payable				$ 1,500
Reimburse expense				1,500
Keystone [Member]
General Information (Details) [Line Items]
Nonrefundable fee payable				4,000
Reimburse expense				$ 1,000
Ordinary Shares [Member]
General Information (Details) [Line Items]
Ordinary share, par value (in New Shekels per share) | ₪ / shares		₪ 2.4

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 share reverse split, see Note 1(A)(7).